September 23, 2024
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust File Nos. 333-195493; 811-22961
Dear Sir or Madam:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of EA Series Trust (the “Trust”) is Post-Effective Amendment No. 376 and Amendment No. 379 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register two new series of the Trust, the Efficient Market Portfolio Plus ETF and Efficient Market Portfolio Long ETF.
If you have any questions regarding the enclosed, please contact the undersigned at (513) 304-5605 or Wade.Bridge@Practus.com.
Very truly yours,
/s/ Wade Bridge
On behalf of Practus, LLP

WADE BRIDGE ● PARTNER
11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.304.5605
Practus, LLP ● Wade.Bridge@Practus.com ● Practus.com